Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Aurora Loan Services Inc
October 25, 2006
September 25, 2006
September 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Vigen Allakhverdov
617-603-6437
Vigen.Allakhverdov@usbank.com
Distribution Date
26-Dec-06
Determination Date 18-Dec-06 Accrual Periods: Begin End
Record Date - X, P, R 30-Nov-06 Libor Certificates 11/27/2006 12/25/2006
Record Date - others 22-Dec-06 Others 11/1/2006 11/30/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Amounts
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Recovered
Amount
Balance
A1 5.42500% $129,258,000.00 $128,552,628.76 $64,725.09 $561,792.84 $626,517.93 N/A N/A $128,487,903.67
A2 5.38000% $340,869,000.00 $332,526,590.78 $8,134,454.38 $1,441,133.30 $9,575,587.68 N/A N/A $324,392,136.40
A3 5.37000% $177,785,000.00 $172,730,371.63 $4,928,629.46 $747,202.80 $5,675,832.26 N/A N/A $167,801,742.17
A4 5.42000% $28,746,000.00 $28,746,000.00 $0.00 $125,508.23 $125,508.23 N/A N/A $28,746,000.00
A5 5.48000% $205,997,000.00 $205,997,000.00 $0.00 $909,362.31 $909,362.31 N/A N/A $205,997,000.00
A6 5.63000% $83,712,000.00 $83,712,000.00 $0.00 $379,657.17 $379,657.17 N/A N/A $83,712,000.00
M1 5.58000% $37,794,000.00 $37,794,000.00 $0.00 $169,884.03 $169,884.03 0.00 $0.00 $37,794,000.00
M2 5.61000% $32,561,000.00 $32,561,000.00 $0.00 $147,148.59 $147,148.59 0.00 $0.00 $32,561,000.00
M3 5.66000% $19,769,000.00 $19,769,000.00 $0.00 $90,135.66 $90,135.66 0.00 $0.00 $19,769,000.00
M4 5.68000% $18,025,000.00 $18,025,000.00 $0.00 $82,474.39 $82,474.39 0.00 $0.00 $18,025,000.00
M5 5.70000% $16,862,000.00 $16,862,000.00 $0.00 $77,424.68 $77,424.68 0.00 $0.00 $16,862,000.00
M6 5.77000% $15,699,000.00 $15,699,000.00 $0.00 $72,969.82 $72,969.82 0.00 $0.00 $15,699,000.00
M7 6.12000% $14,536,000.00 $14,536,000.00 $0.00 $71,662.48 $71,662.48 0.00 $0.00 $14,536,000.00
M8 6.37000% $7,559,000.00 $7,559,000.00 $0.00 $38,788.17 $38,788.17 0.00 $0.00 $7,559,000.00
M9 7.27000% $8,140,000.00 $8,140,000.00 $0.00 $47,671.01 $47,671.01 0.00 $0.00 $8,140,000.00
B 7.64885% $11,629,000.00 $11,629,000.00 $0.00 $73,256.24 $73,256.24 0.00 $0.00 $11,629,000.00
X N/A $13,955,245.54 $13,955,245.54 $0.00 $2,030,665.35 $2,030,665.35 N/A $0.00 $13,955,245.54
P N/A $100.00 $100.00 $0.00 $52,430.99 $52,430.99 N/A N/A $100.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
LT-R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,162,896,245.54 $1,148,793,836.71 $13,127,808.93 $7,119,168.06 $20,246,976.99 $0.00 $0.00 $1,135,666,027.78
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 32027LAA3 $994.54292005 $0.50074340 $4.34629067 $0.00000000 $994.04217665 LIBOR 5.32000%
A2 32027LAB1 $975.52605482 $23.86387257 $4.22782154 $0.00000000 $951.66218225 Swap Libor 5.32000%
A3 32027LAC9 $971.56887043 $27.72241449 $4.20284501 $0.00000000 $943.84645594
A4 32027LAD7 $1,000.00000000 $0.00000000 $4.36611111 $0.00000000 $1,000.00000000
A5 32027LAE5 $1,000.00000000 $0.00000000 $4.41444443 $0.00000000 $1,000.00000000
A6 32027LAF2 $1,000.00000000 $0.00000000 $4.53527774 $0.00000000 $1,000.00000000
M1 32027LAG0 $1,000.00000000 $0.00000000 $4.49500000 $0.00000000 $1,000.00000000
M2 32027LAH8 $1,000.00000000 $0.00000000 $4.51916679 $0.00000000 $1,000.00000000
M3 32027LAJ4 $1,000.00000000 $0.00000000 $4.55944458 $0.00000000 $1,000.00000000
M4 32027LAK1 $1,000.00000000 $0.00000000 $4.57555562 $0.00000000 $1,000.00000000
M5 32027LAL9 $1,000.00000000 $0.00000000 $4.59166647 $0.00000000 $1,000.00000000
M6 32027LAM7 $1,000.00000000 $0.00000000 $4.64805529 $0.00000000 $1,000.00000000
M7 32027LAN5 $1,000.00000000 $0.00000000 $4.93000000 $0.00000000 $1,000.00000000
M8 32027LAP0 $1,000.00000000 $0.00000000 $5.13138907 $0.00000000 $1,000.00000000
M9 32027LAQ8 $1,000.00000000 $0.00000000 $5.85638943 $0.00000000 $1,000.00000000
B 32027LAR6 $1,000.00000000 $0.00000000 $6.29944449 $0.00000000 $1,000.00000000
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14

Contact:
Vigen Allakhverdov
617-603-6437
Vigen.Allakhverdov@usbank.com
Distribution Date
26-Dec-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Interest
A1 5.42500% $561,792.84 $0.00 $0.00 $0.00 $0.00 N/A $561,792.84 $0.00
A2 5.38000% $1,441,133.30 $0.00 $0.00 $0.00 $0.00 N/A $1,441,133.30 $0.00
A3 5.37000% $747,202.80 $0.00 $0.00 $0.00 $0.00 N/A $747,202.80 $0.00
A4 5.42000% $125,508.23 $0.00 $0.00 $0.00 $0.00 N/A $125,508.23 $0.00
A5 5.48000% $909,362.31 $0.00 $0.00 $0.00 $0.00 N/A $909,362.31 $0.00
A6 5.63000% $379,657.17 $0.00 $0.00 $0.00 $0.00 N/A $379,657.17 $0.00
M1 5.58000% $169,884.03 $0.00 $0.00 $0.00 $0.00 $0.00 $169,884.03 $0.00
M2 5.61000% $147,148.59 $0.00 $0.00 $0.00 $0.00 $0.00 $147,148.59 $0.00
M3 5.66000% $90,135.66 $0.00 $0.00 $0.00 $0.00 $0.00 $90,135.66 $0.00
M4 5.68000% $82,474.39 $0.00 $0.00 $0.00 $0.00 $0.00 $82,474.39 $0.00
M5 5.70000% $77,424.68 $0.00 $0.00 $0.00 $0.00 $0.00 $77,424.68 $0.00
M6 5.77000% $72,969.82 $0.00 $0.00 $0.00 $0.00 $0.00 $72,969.82 $0.00
M7 6.12000% $71,662.48 $0.00 $0.00 $0.00 $0.00 $0.00 $71,662.48 $0.00
M8 6.37000% $38,788.17 $0.00 $0.00 $0.00 $0.00 $0.00 $38,788.17 $0.00
M9 7.27000% $47,671.01 $0.00 $0.00 $0.00 $0.00 $0.00 $47,671.01 $0.00
B 7.82000% $71,652.98 $0.00 $1,603.26 $1,603.26 $0.00 $0.00 $73,256.24 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (subject to Net Funds Cap)
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
B $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Vigen Allakhverdov
617-603-6437
Vigen.Allakhverdov@usbank.com
Distribution Date
26-Dec-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14
Supplemental Interest Trust (Swap Account):
Basis Risk Account:
Begininning Balance 1,000.00 Beginning Balance 1,000.00
Deposit: Investment Income 0.00 Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00 Deposit : required deposit from waterfall 1,603.26
Deposit: Counterparty Termination Payment 0.00 Withdrawal: for Basis Risk shortfalls 1,603.26
Deposits: remaining amounts from Waterfall 2,030,665.35 Withdrawal: to the Swap Account 0.00
Deposits: excess funds from Basis Risk Reserve Fund 0.00 Ending Balance 1,000.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 182,894.88
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Miscellaneous:
Withdrawal : to pay interest on certificates 0.00 Cumulative Recoveries 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Funds Shortfall 0.00
Withdrawal : to pay Deferred Amounts 0.00 PPTL Premiums 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00
Withdrawal : to X, remaining amounts 2,030,665.35 A) Advances required to be made by Servicer 6,257,725.95
Ending Balance 1,000.00 B) Advances actually made by Servicer 6,257,725.95
C) Excess of A over B 0.00
Swap Notional Balance 1,081,152,000.00
Swap Payment made by the swap provider to the trust 4,633,336.96
Swap Payment made by the trust to the swap provider 4,816,231.84
Reconciliation:
Available funds (A):
Supplemental Interest Trust (Interest Rate Cap Account):
Servicer remittance 20,439,445.16
Begininning Balance 1,000.00 Net Funds from Basis Risk account 0.00
Deposit into Cap Account: 0.00 Swap Payments to Trust from Swap Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 20,439,445.16
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00 Distributions (B):
Withdrawal : to pay Basis Risk Shortfalls 0.00 Credit Risk Manager's Fee 9,573.29
Withdrawal : to X, remaining amounts 0.00 Payments to Counterparty from Swap Trust 182,894.88
Ending Balance 1,000.00 Total interest distributed 7,119,168.06
Total principal distributed
13,127,808.93
20,439,445.16
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Vigen Allakhverdov
617-603-6437
Vigen.Allakhverdov@usbank.com
Distribution Date
26-Dec-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 13,955,245.54
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 11,621,699.97 Target Overcollateralization Amount 13,955,245.54
B) Ending Collateral Balance 1,135,666,027.78 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 1.023% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency % 0.343%
E) Class M-1 Enhancement % 13.977%
F) Applicable Delinq Limit % (If Snr < 0, 58.5% of M-1 Enh % , 41.75% of Snr Enh %) 7.225%
Excess interest distributions:
G) Cumulative Realized Losses 0.00 Excess available interest (includes OC release) (A): 2,032,268.61
H) Original Collateral Balance 1,162,896,245.54
I) Cumulative Loss % ( G / H) 0.000% 1) as additional principal to certificates 0.00
J) Applicable Cumulative Loss Limit % (not applicable until October 2008) N/A 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
3) Basis Risk Payments 1,603.26
A Trigger Event will occur if either (1) or (2) is True: 4) To Class P 0.00
1) Rolling Three Month Delinq % >= Limit ( D > = F ) NO 5) to Swap Account 2,030,665.35
2) Cumultive Loss % exceeds applicable limit % ( I > J ) NO 6) Remaining Amounts to LT-R 0.00
NO
(B): 2,032,268.61
Stepdown Date:
(A)-(B): 0.00
Relevant information:
Senior Enhancement Percentage
17.305%
Senior Enhancement Percentage for purposes of Stepdown 17.305%
The later to occur of:
1) First payment date when Seniors are reduced to zero.
NO
2) later of (x) October 2009 NO
(y) Date when Senior Enhancement % >= 33.80%.
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,148,793,836.71
13,127,808.93
0.00
1,135,666,027.78
356,581.54
12,589,305.64
30,050.06
0.00
151,871.69
13,127,808.93
7,737,718.55
478,513.31
0.00
0.00
0.00
0.00
0.00
7,259,205.24
52,430.99
0.00
20,439,445.16
6,072
6,022
0.9765841382
8.08501%
7.58501%
12.53224%
0.00
0.00
0.00
0.00
2,137,421.55
13
1
0.00
0.00
478,513.31
0.00
0.00
0.00
0.00
0.00
154,840,273.45
64,725.09
0.00
154,775,548.36
57,820.28
0.00
6,904.81
0.00
0.00
64,725.09
1,051,302.93
64,516.88
0.00
0.00
0.00
0.00
0.00
986,786.05
0.00
0.00
1,051,511.14
1,335
1,335
0.9950490653
8.14751%
7.64751%
12.66775%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
64,516.88
0.00
0.00
0.00
0.00
0.00
993,953,563.26
13,063,083.84
0.00
980,890,479.42
298,761.26
12,589,305.64
23,145.25
0.00
151,871.69
13,063,083.84
6,686,415.62
413,996.43
0.00
0.00
0.00
0.00
0.00
6,272,419.19
52,430.99
0.00
19,387,934.02
4,737
4,687
0.9737329571
8.07528%
7.57528%
12.51113%
0.00
0.00
0.00
0.00
2,137,421.55
13
1
0.00
0.00
413,996.43
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
1,574 115,440,776.86 10.17% 578 43,416,113.33 28.05% 996 72,024,663.53 7.34%
100K to 199.99K
2,535 364,184,672.39 32.07% 669 90,855,016.39 58.70% 1,866 273,329,656.00 27.87%
200K to 299.99K
1,008 243,116,066.29 21.41% 85 19,481,305.24 12.59% 923 223,634,761.05 22.80%
300K to 399.99K
439 151,313,658.69 13.32% 3 1,023,113.40 0.66% 436 150,290,545.29 15.32%
400K to 499.99K
223 99,611,891.55 8.77% 0 0.00 0.00% 223 99,611,891.55 10.16%
500K to 599.99K
118 64,262,093.00 5.66% 0 0.00 0.00% 118 64,262,093.00 6.55%
600K to 699.99K
62 39,883,045.50 3.51% 0 0.00 0.00% 62 39,883,045.50 4.07%
700K to 799.99K
24 17,746,991.29 1.56% 0 0.00 0.00% 24 17,746,991.29 1.81%
800K to 899.99K
8 6,746,680.60 0.59% 0 0.00 0.00% 8 6,746,680.60 0.69%
900K to 999.99K
8 7,427,957.49 0.65% 0 0.00 0.00% 8 7,427,957.49 0.76%
1000K to 1099.99K
11 11,447,649.45 1.01% 0 0.00 0.00% 11 11,447,649.45 1.17%
1100K to 1199.99K
7 7,984,950.14 0.70% 0 0.00 0.00% 7 7,984,950.14 0.81%
1200K to 1299.99K
3 3,707,494.53 0.33% 0 0.00 0.00% 3 3,707,494.53 0.38%
1300K to 1399.99K
1 1,350,000.00 0.12% 0 0.00 0.00% 1 1,350,000.00 0.14%
1400K to 1499.99K
1 1,442,100.00 0.13% 0 0.00 0.00% 1 1,442,100.00 0.15%
Total
6,022
1,135,666,027.78
100.00%
1,335
154,775,548.36
100.00%
4,687
980,890,479.42
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
15 4,203,798.35 0.37% 3 426,287.95 0.28% 12 3,777,510.40 0.39%
6.00% - 6.49%
73 16,359,959.70 1.44% 17 2,173,368.89 1.40% 56 14,186,590.81 1.45%
6.50% - 6.99%
429 107,359,459.19 9.45% 104 14,753,471.17 9.53% 325 92,605,988.02 9.44%
7.00% - 7.49%
791 183,864,326.52 16.19% 215 28,395,992.55 18.35% 576 155,468,333.97 15.85%
7.50% - 7.99%
1,452 295,282,917.24 26.00% 318 40,895,413.05 26.42% 1,134 254,387,504.19 25.93%
8.00% - 8.49%
975 179,096,393.14 15.77% 159 16,749,518.16 10.82% 816 162,346,874.98 16.55%
8.50% - 8.99%
983 164,636,357.88 14.50% 187 19,299,872.83 12.47% 796 145,336,485.05 14.82%
9.00% - 9.49%
559 83,164,889.86 7.32% 117 11,966,979.00 7.73% 442 71,197,910.86 7.26%
9.50% - 9.99%
412 61,749,624.26 5.44% 79 8,032,035.27 5.19% 333 53,717,588.99 5.48%
10.00% - 10.49%
153 18,412,417.82 1.62% 51 4,414,709.48 2.85% 102 13,997,708.34 1.43%
10.50% - 10.99%
110 12,975,812.44 1.14% 50 4,645,330.24 3.00% 60 8,330,482.20 0.85%
11.00% - 11.49%
35 4,622,355.21 0.41% 14 1,280,459.07 0.83% 21 3,341,896.14 0.34%
11.50% - 11.99%
27 3,328,389.33 0.29% 14 1,188,728.79 0.77% 13 2,139,660.54 0.22%
12.00% - 12.49%
7 553,381.91 0.05% 7 553,381.91 0.36% 0 0.00 0.00%
12.50% - 12.99%
1 55,944.93 0.00% 0 0.00 0.00% 1 55,944.93 0.01%
Total
6,022
1,135,666,027.78
100.00%
1,335
154,775,548.36
100.00%
4,687
980,890,479.42
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.15%
Group 2 Weighted Average Rate: 8.07%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
46 21,318,441.46 2.28% 0 0.00 0.00% 46 21,318,441.46 2.65%
3.00% - 3.99%
2 261,818.49 0.03% 0 0.00 0.00% 2 261,818.49 0.03%
4.00% - 4.99%
4 871,869.10 0.09% 0 0.00 0.00% 4 871,869.10 0.11%
5.00% - 5.99%
3,566 758,430,474.15 81.10% 760 96,386,267.82 74.44% 2,806 662,044,206.33 82.18%
6.00% - 6.99%
931 154,239,957.94 16.49% 300 33,095,135.20 25.56% 631 121,144,822.74 15.04%
Total
4,549
935,122,561.14
100.00%
1,060
129,481,403.02
100.00%
3,489
805,641,158.12
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.68%
Group 2 Weighted Average Margin: 5.53%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
12 3,815,143.86 0.41% 3 426,287.95 0.33% 9 3,388,855.91 0.42%
6.00% - 6.99%
429 105,992,932.21 11.33% 112 15,992,926.38 12.35% 317 90,000,005.83 11.17%
7.00% - 7.99%
1,868 416,927,388.93 44.59% 469 62,304,731.51 48.12% 1,399 354,622,657.42 44.02%
8.00% - 8.99%
1,408 277,650,925.30 29.69% 249 27,403,302.33 21.16% 1,159 250,247,622.97 31.06%
9.00% - 9.99%
630 105,514,439.86 11.28% 135 14,853,147.72 11.47% 495 90,661,292.14 11.25%
10.00% - 10.99%
153 18,807,410.34 2.01% 66 6,238,028.03 4.82% 87 12,569,382.31 1.56%
11.00% - 11.99%
42 5,861,891.27 0.63% 20 1,766,494.66 1.36% 22 4,095,396.61 0.51%
12.00% - 12.99%
7 552,429.37 0.06% 6 496,484.44 0.38% 1 55,944.93 0.01%
Total
4,549
935,122,561.14
100.00%
1,060
129,481,403.02
100.00%
3,489
805,641,158.12
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.04%
Group 2 Weighted Average Lifetime Rate Floor: 8.01%

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
12 3,815,143.86 0.41% 3 426,287.95 0.33% 9 3,388,855.91 0.42%
12.00% - 12.99%
425 105,356,800.91 11.27% 111 15,919,034.57 12.29% 314 89,437,766.34 11.10%
13.00% - 13.99%
1,868 416,927,388.93 44.59% 469 62,304,731.51 48.12% 1,399 354,622,657.42 44.02%
14.00% - 14.99%
1,408 277,417,905.44 29.67% 250 27,477,194.14 21.22% 1,158 249,940,711.30 31.02%
15.00% - 15.99%
632 106,120,887.90 11.35% 134 14,718,390.01 11.37% 498 91,402,497.89 11.35%
16.00% - 16.99%
155 19,070,113.46 2.04% 67 6,372,785.74 4.92% 88 12,697,327.72 1.58%
17.00% - 17.99%
42 5,861,891.27 0.63% 20 1,766,494.66 1.36% 22 4,095,396.61 0.51%
18.00% - 18.99%
7 552,429.37 0.06% 6 496,484.44 0.38% 1 55,944.93 0.01%
Total
4,549
935,122,561.14
100.00%
1,060
129,481,403.02
100.00%
3,489
805,641,158.12
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.04%
Group 2 Weighted Average Lifetime Rate Ceiling: 14.01%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,549 935,122,561.14 100.00% 1,060 129,481,403.02 100.00% 3,489 805,641,158.12 100.00%
Total
4,549
935,122,561.14
100.00%
1,060
129,481,403.02
100.00%
3,489
805,641,158.12
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,549 935,122,561.14 100.00% 1,060 129,481,403.02 100.00% 3,489 805,641,158.12 100.00%
Total
4,549
935,122,561.14
100.00%
1,060
129,481,403.02
100.00%
3,489
805,641,158.12
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
4,549 935,122,561.14 100.00% 1,060 129,481,403.02 100.00% 3,489 805,641,158.12 100.00%
Total
4,549
935,122,561.14
100.00%
1,060
129,481,403.02
100.00%
3,489
805,641,158.12
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
226 56,851,358.79 5.01% 36 4,466,179.03 2.89% 190 52,385,179.76 5.34%
3 Units
12 3,142,684.51 0.28% 1 236,800.00 0.15% 11 2,905,884.51 0.30%
4 Units
5 1,251,279.00 0.11% 1 230,314.79 0.15% 4 1,020,964.21 0.10%
Condominium
406 77,113,520.89 6.79% 126 14,800,399.67 9.56% 280 62,313,121.22 6.35%
Modular Home
1 104,768.01 0.01% 0 0.00 0.00% 1 104,768.01 0.01%
Planned Unit Development
901 211,045,051.94 18.58% 180 25,027,424.35 16.17% 721 186,017,627.59 18.96%
Single Family
4,471 786,157,364.64 69.22% 991 110,014,430.52 71.08% 3,480 676,142,934.12 68.93%
Total
6,022
1,135,666,027.78
100.00%
1,335
154,775,548.36
100.00%
4,687
980,890,479.42
100.00%
Property Type
Type

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
6,022 1,135,666,027.78 100.00% 1,335 154,775,548.36 100.00% 4,687 980,890,479.42 100.00%
Total
6,022
1,135,666,027.78
100.00%
1,335
154,775,548.36
100.00%
4,687
980,890,479.42
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
15.00%-19.99%
1 49,847.16 0.00% 0 0.00 0.00% 1 49,847.16 0.01%
20.00%-24.99%
2 388,998.56 0.03% 0 0.00 0.00% 2 388,998.56 0.04%
25.00%-29.99%
6 388,773.93 0.03% 0 0.00 0.00% 6 388,773.93 0.04%
30.00%-34.99%
8 665,513.05 0.06% 2 134,853.76 0.09% 6 530,659.29 0.05%
35.00%-39.99%
7 626,546.38 0.06% 0 0.00 0.00% 7 626,546.38 0.06%
40.00%-44.99%
22 3,202,871.64 0.28% 2 199,856.16 0.13% 20 3,003,015.48 0.31%
45.00%-49.99%
21 2,791,027.64 0.25% 1 89,984.91 0.06% 20 2,701,042.73 0.28%
50.00%-54.99%
33 4,661,676.77 0.41% 1 32,320.14 0.02% 32 4,629,356.63 0.47%
55.00%-59.99%
37 6,354,279.81 0.56% 2 140,394.85 0.09% 35 6,213,884.96 0.63%
60.00%-64.99%
57 10,341,334.80 0.91% 6 496,528.75 0.32% 51 9,844,806.05 1.00%
65.00%-69.99%
91 16,203,037.50 1.43% 2 169,654.65 0.11% 89 16,033,382.85 1.63%
70.00%-74.99%
108 21,493,277.38 1.89% 2 418,630.04 0.27% 106 21,074,647.34 2.15%
75.00%-79.99%
612 108,701,496.97 9.57% 143 16,299,902.07 10.53% 469 92,401,594.90 9.42%
80.00%-84.99%
2,979 638,919,743.04 56.26% 690 85,174,791.07 55.03% 2,289 553,744,951.97 56.45%
85.00%-89.99%
284 48,953,397.45 4.31% 23 2,432,586.23 1.57% 261 46,520,811.22 4.74%
90.00%-94.99%
415 72,458,696.86 6.38% 44 5,783,627.52 3.74% 371 66,675,069.34 6.80%
95.00%-99.99%
313 54,333,516.98 4.78% 49 5,788,385.43 3.74% 264 48,545,131.55 4.95%
100.0%-105.0%
1,026 145,131,991.86 12.78% 368 37,614,032.78 24.30% 658 107,517,959.08 10.96%
Total
6,022
1,135,666,027.78
100.00%
1,335
154,775,548.36
100.00%
4,687
980,890,479.42
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 86
Group 2 Weighted Average LTV: 83
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
50 5,212,234.08 0.46% 0 0.00 0.00% 50 5,212,234.08 0.53%
217 - 240
1 51,700.55 0.00% 0 0.00 0.00% 1 51,700.55 0.01%
337 - 360
4,157 735,605,882.86 64.77% 933 100,933,186.37 65.21% 3,224 634,672,696.49 64.70%
457 - 480
650 130,950,782.87 11.53% 148 19,558,402.61 12.64% 502 111,392,380.26 11.36%
481 +
1,164 263,845,427.42 23.23% 254 34,283,959.38 22.15% 910 229,561,468.04 23.40%
Total
6,022
1,135,666,027.78
100.00%
1,335
154,775,548.36
100.00%
4,687
980,890,479.42
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 424
Group 2 Weighted Average Remaining Amortization Months: 425

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
54 5,913,939.47 0.52% 0 0.00 0.00% 54 5,913,939.47 0.60%
217 - 240
1 51,700.55 0.00% 0 0.00 0.00% 1 51,700.55 0.01%
337 - 360
5,967 1,129,700,387.76 99.47% 1,335 154,775,548.36 100.00% 4,632 974,924,839.40 99.39%
Total
6,022
1,135,666,027.78
100.00%
1,335
154,775,548.36
100.00%
4,687
980,890,479.42
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
Group 2 Weighted Average Remaining Months: 355
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
50 5,212,234.08 0.46% 0 0.00 0.00% 50 5,212,234.08 0.53%
217 - 240
1 51,700.55 0.00% 0 0.00 0.00% 1 51,700.55 0.01%
337 - 360
4,157 735,605,882.86 64.77% 933 100,933,186.37 65.21% 3,224 634,672,696.49 64.70%
457 - 480
650 130,950,782.87 11.53% 148 19,558,402.61 12.64% 502 111,392,380.26 11.36%
481 +
1,164 263,845,427.42 23.23% 254 34,283,959.38 22.15% 910 229,561,468.04 23.40%
Total
6,022
1,135,666,027.78
100.00%
1,335
154,775,548.36
100.00%
4,687
980,890,479.42
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 428
Group 2 Weighted Average Original Amortization Months: 429
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
54 5,913,939.47 0.52% 0 0.00 0.00% 54 5,913,939.47 0.60%
217 - 240
1 51,700.55 0.00% 0 0.00 0.00% 1 51,700.55 0.01%
337 - 360
5,967 1,129,700,387.76 99.47% 1,335 154,775,548.36 100.00% 4,632 974,924,839.40 99.39%
Total
6,022
1,135,666,027.78
100.00%
1,335
154,775,548.36
100.00%
4,687
980,890,479.42
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 359

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
78 7,324,822.20 0.64% 23 1,925,702.09 1.24% 55 5,399,120.11 0.55%
ARIZONA
128 25,729,253.86 2.27% 21 3,245,871.13 2.10% 107 22,483,382.73 2.29%
ARKANSAS
20 2,144,010.06 0.19% 4 328,877.78 0.21% 16 1,815,132.28 0.19%
CALIFORNIA
646 250,926,334.56 22.10% 13 2,417,762.31 1.56% 633 248,508,572.25 25.33%
COLORADO
92 18,088,881.36 1.59% 31 4,371,966.57 2.82% 61 13,716,914.79 1.40%
CONNECTICUT
39 7,551,690.03 0.66% 9 1,572,088.13 1.02% 30 5,979,601.90 0.61%
DELAWARE
10 1,868,916.74 0.16% 0 0.00 0.00% 10 1,868,916.74 0.19%
DISTRICT OF COLUMBIA
1 286,833.16 0.03% 0 0.00 0.00% 1 286,833.16 0.03%
FLORIDA
523 109,187,960.09 9.61% 72 9,894,214.99 6.39% 451 99,293,745.10 10.12%
GEORGIA
273 43,941,299.35 3.87% 93 11,760,835.22 7.60% 180 32,180,464.13 3.28%
IDAHO
17 2,316,281.70 0.20% 3 416,144.35 0.27% 14 1,900,137.35 0.19%
ILLINOIS
376 66,271,932.94 5.84% 79 9,697,161.86 6.27% 297 56,574,771.08 5.77%
INDIANA
218 22,275,560.67 1.96% 69 6,386,065.46 4.13% 149 15,889,495.21 1.62%
IOWA
35 3,189,041.35 0.28% 5 518,249.59 0.33% 30 2,670,791.76 0.27%
KANSAS
29 2,918,986.14 0.26% 10 915,059.31 0.59% 19 2,003,926.83 0.20%
KENTUCKY
97 10,439,442.89 0.92% 34 3,268,374.68 2.11% 63 7,171,068.21 0.73%
LOUISIANA
23 2,359,721.82 0.21% 5 419,235.99 0.27% 18 1,940,485.83 0.20%
MAINE
31 5,352,109.15 0.47% 5 620,304.30 0.40% 26 4,731,804.85 0.48%
MARYLAND
113 27,600,253.17 2.43% 27 4,789,679.15 3.09% 86 22,810,574.02 2.33%
MASSACHUSETTS
112 26,706,667.03 2.35% 17 2,557,960.67 1.65% 95 24,148,706.36 2.46%
MICHIGAN
313 40,058,688.44 3.53% 75 7,822,855.71 5.05% 238 32,235,832.73 3.29%
MINNESOTA
110 22,034,921.63 1.94% 24 3,750,483.97 2.42% 86 18,284,437.66 1.86%
MISSISSIPPI
20 1,973,830.34 0.17% 3 249,167.39 0.16% 17 1,724,662.95 0.18%
MISSOURI
113 13,591,034.61 1.20% 36 3,806,692.44 2.46% 77 9,784,342.17 1.00%
MONTANA
3 502,111.45 0.04% 0 0.00 0.00% 3 502,111.45 0.05%
NEBRASKA
14 1,673,891.26 0.15% 3 317,388.42 0.21% 11 1,356,502.84 0.14%
NEVADA
91 23,379,343.24 2.06% 14 2,466,947.05 1.59% 77 20,912,396.19 2.13%
NEW HAMPSHIRE
21 3,548,052.99 0.31% 5 608,513.79 0.39% 16 2,939,539.20 0.30%
NEW JERSEY
119 31,949,869.74 2.81% 17 2,825,570.70 1.83% 102 29,124,299.04 2.97%
NEW MEXICO
25 4,811,048.73 0.42% 4 334,062.85 0.22% 21 4,476,985.88 0.46%
NEW YORK
233 59,085,433.31 5.20% 40 3,768,475.63 2.43% 193 55,316,957.68 5.64%
NORTH CAROLINA
236 35,360,878.53 3.11% 63 7,035,604.50 4.55% 173 28,325,274.03 2.89%
NORTH DAKOTA
5 688,705.78 0.06% 2 195,938.34 0.13% 3 492,767.44 0.05%
OHIO
296 32,773,878.30 2.89% 71 6,198,679.55 4.00% 225 26,575,198.75 2.71%
OKLAHOMA
28 2,794,916.57 0.25% 12 989,197.48 0.64% 16 1,805,719.09 0.18%
OREGON
115 22,367,621.48 1.97% 18 2,552,948.32 1.65% 97 19,814,673.16 2.02%
PENNSYLVANIA
120 15,016,937.56 1.32% 33 3,120,978.78 2.02% 87 11,895,958.78 1.21%
RHODE ISLAND
26 5,494,033.80 0.48% 3 391,897.67 0.25% 23 5,102,136.13 0.52%
SOUTH CAROLINA
97 13,637,007.67 1.20% 36 3,466,578.17 2.24% 61 10,170,429.50 1.04%
SOUTH DAKOTA
4 269,536.69 0.02% 2 125,656.63 0.08% 2 143,880.06 0.01%
TENNESSEE
222 25,459,523.76 2.24% 82 8,021,877.91 5.18% 140 17,437,645.85 1.78%
TEXAS
417 50,755,006.09 4.47% 123 11,375,639.12 7.35% 294 39,379,366.97 4.01%
UTAH
167 27,896,869.02 2.46% 50 6,301,800.59 4.07% 117 21,595,068.43 2.20%
VERMONT
1 126,736.29 0.01% 0 0.00 0.00% 1 126,736.29 0.01%
VIRGINIA
71 16,546,743.41 1.46% 15 2,352,660.00 1.52% 56 14,194,083.41 1.45%
WASHINGTON
131 26,503,762.45 2.33% 34 5,921,683.86 3.83% 97 20,582,078.59 2.10%
WEST VIRGINIA
18 2,581,503.51 0.23% 5 582,630.20 0.38% 13 1,998,873.31 0.20%
WISCONSIN
138 17,539,041.01 1.54% 44 4,975,610.29 3.21% 94 12,563,430.72 1.28%
WYOMING
7 765,101.85 0.07% 1 110,455.42 0.07% 6 654,646.43 0.07%
Total
6,022
1,135,666,027.78
100.00%
1,335
154,775,548.36
100.00%
4,687
980,890,479.42
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
1
2
3
4
5
6
7
8
GEORGIA
TEXAS
FLORIDA
ILLINOIS
TENNESSEE
MICHIGAN
NORTH CAROLINA
INDIANA
UTAH
OHIO
WASHINGTON
WISCONSIN
MARYLAND
COLORADO
MISSOURI
NEW YORK
MINNESOTA
SOUTH CAROLINA
KENTUCKY
ARIZONA
PENNSYLVANIA
NEW JERSEY
MASSACHUSETTS
OREGON
NEVADA
CALIFORNIA
VIRGINIA
ALABAMA
CONNECTICUT
OKLAHOMA
KANSAS
MAINE
NEW HAMPSHIRE
WEST VIRGINIA
IOWA
LOUISIANA
IDAHO
RHODE ISLAND
NEW MEXICO
ARKANSAS
NEBRASKA
MISSISSIPPI
NORTH DAKOTA
SOUTH DAKOTA
WYOMING
%
Collateral Balance Distribution by State
GROUP 1
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
ILLINOIS
NEW YORK
TEXAS
MICHIGAN
GEORGIA
NEW JERSEY
NORTH CAROLINA
OHIO
MASSACHUSETTS
MARYLAND
ARIZONA
UTAH
NEVADA
WASHINGTON
OREGON
MINNESOTA
TENNESSEE
INDIANA
VIRGINIA
COLORADO
WISCONSIN
PENNSYLVANIA
SOUTH CAROLINA
MISSOURI
KENTUCKY
CONNECTICUT
ALABAMA
RHODE ISLAND
MAINE
NEW MEXICO
NEW HAMPSHIRE
IOWA
KANSAS
WEST VIRGINIA
LOUISIANA
IDAHO
DELAWARE
ARKANSAS
OKLAHOMA
MISSISSIPPI
NEBRASKA
WYOMING
MONTANA
NORTH DAKOTA
DISTRICT OF
COLUMBIA
SOUTH DAKOTA
VERMONT
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
5,882
1,102,789,106.96
97.75%
1,103,090,504.43
102
21,255,220.85
1.88%
21,269,315.99
11
4,164,225.41
0.37%
4,168,024.54
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,995
1,128,208,553.22
1,128,527,844.96
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
4
707,966.46
100.00%
708,359.25
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
707,966.46
708,359.25
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
23
6,749,508.10
100.00%
6,756,170.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
23
6,749,508.10
6,756,170.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
5,886
1,103,497,073.42
97.17%
1,103,798,863.68
102
21,255,220.85
1.87%
21,269,315.99
34
10,913,733.51
0.96%
10,924,194.54
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
6,022
1,135,666,027.78
100.00%
1,135,992,374.21
All Groups
Current
30 - 59
days
60 - 89
days
Current 97.2%
30 - 59 days 1.9%
60 - 89 days 1.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,303
150,905,627.78
97.77%
150,955,151.65
26
2,949,778.46
1.91%
2,952,288.15
2
488,000.00
0.32%
488,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,331
154,343,406.24
154,395,439.80
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
432,142.12
100.00%
432,800.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
432,142.12
432,800.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,303
150,905,627.78
97.50%
150,955,151.65
26
2,949,778.46
1.91%
2,952,288.15
6
920,142.12
0.59%
920,800.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,335
154,775,548.36
100.00%
154,828,239.80
Group 1
Current
30 - 59 days
60 - 89 days
Current 97.5%
30 - 59 days 1.9%
60 - 89 days 0.6%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
4,579
951,883,479.18
97.74%
952,135,352.78
76
18,305,442.39
1.88%
18,317,027.84
9
3,676,225.41
0.38%
3,680,024.54
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,664
973,865,146.98
974,132,405.16
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
4
707,966.46
100.00%
708,359.25
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
707,966.46
708,359.25
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
19
6,317,365.98
100.00%
6,323,370.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
19
6,317,365.98
6,323,370.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
4,583
952,591,445.64
97.11%
952,843,712.03
76
18,305,442.39
1.87%
18,317,027.84
28
9,993,591.39
1.02%
10,003,394.54
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,687
980,890,479.42
100.00%
981,164,134.41
Group 2
Current
30 - 59 days
60 - 89 days
Current 97.1%
30 - 59 days 1.9%
60 - 89 days 1.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
102 21,255,220.85 83.62% 11 4,164,225.41 16.38% 0 0.00 0.00% 0 0.00 0.00%
113
25,419,446.26
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 23 6,749,508.10 100.00% 0 0.00 0.00% 0 0.00 0.00%
23
6,749,508.10
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
102
21,255,220.85
66.07%
34
10,913,733.51
33.93%
0
0.00
0.00%
0
0.00
0.00%
136
32,168,954.36
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
26 2,949,778.46 85.80% 2 488,000.00 14.20% 0 0.00 0.00% 0 0.00 0.00%
28
3,437,778.46
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 4 432,142.12 100.00% 0 0.00 0.00% 0 0.00 0.00%
4
432,142.12
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
26
2,949,778.46
76.22%
6
920,142.12
23.78%
0
0.00
0.00%
0
0.00
0.00%
32
3,869,920.58
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
76 18,305,442.39 83.28% 9 3,676,225.41 16.72% 0 0.00 0.00% 0 0.00 0.00%
85
21,981,667.80
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 19 6,317,365.98 100.00% 0 0.00 0.00% 0 0.00 0.00%
19
6,317,365.98
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
76
18,305,442.39
64.69%
28
9,993,591.39
35.31%
0
0.00
0.00%
0
0.00
0.00%
104
28,299,033.78
100.00%
Group 2
9.17
2.86
0.00
0.00
56.90
31.07
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
10.69
0.00
1.34
0.00
68.33
0.00
19.64
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
70
Group 1
Group 2
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
1 64,881.05 49 12,575,676.62 102 21,255,220.85
60 - 89 days
0 0.00 0 0.00 34 10,913,733.51
Bankruptcy
0 0.00 1 74,194.47 4 707,966.46
Foreclosure
0 0.00 0 0.00 23 6,749,508.10
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
10.00M
20.00M
30.00M
40.00M
12
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
10.00M
20.00M
30.00M
40.00M
12
/1
/2
00
6
Balance ($)
Foreclosure
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
1 64,881.05 11 1,548,915.07 26 2,949,778.46
60 - 89 days
0 0.00 0 0.00 6 920,142.12
Foreclosure
0 0.00 0 0.00 4 432,142.12
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
Foreclosure

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
38 11,026,761.55 76 18,305,442.39
60 - 89 days
0 0.00 28 9,993,591.39
Bankruptcy
1 74,194.47 4 707,966.46
Foreclosure
0 0.00 19 6,317,365.98
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
Foreclosure
0M
10M
20M
30M
40M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
Bankrupcty

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
0.05%
6,904.81
14.37%
12,764,322.58
12.56%
12,771,227.39
3 Month
1.53% 9.78% 8.70%
Life CPR
1.53% 9.78% 8.70%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
3 Month
0.00% 0.00% 0.00%
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 2
4 707,966.46 100.00%
TOTAL:
4
707,966.46
100.00%
GROUP 2
GROUP 2 100.0%
Total:
100.0%
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121905434 74,800.00 73,863.72 8.85% 12/01/2006 180
121919609 113,000.00 112,755.43 9.10% 11/01/2006 360
121931695 279,950.00 279,950.00 7.90% 12/01/2006 360
121957344 241,650.00 241,397.31 8.35% 12/01/2006 360
Total:
4
707,966.46
709,400.00

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Foreclosure
Count
Balance ($)
%
GROUP 1
4 432,142.12 6.40%
GROUP 2
19 6,317,365.98 93.60%
TOTAL:
23
6,749,508.10
100.00%
GROUP 1
GROUP 2
GROUP 1 6.4%
GROUP 2 93.6%
Total:
100.0%
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121913461 127,000.00 126,752.41 9.60% 09/01/2006 360
121926489 40,000.00 39,891.56 8.00% 09/01/2006 360
121952253 121,000.00 120,776.22 9.85% 09/01/2006 360
121952493 144,800.00 144,721.93 7.85% 09/01/2006 360
Total:
4
432,142.12
432,800.00
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121900245 525,000.00 525,000.00 8.15% 09/01/2006 360
121900393 84,500.00 84,313.26 9.00% 09/01/2006 360
121902415 261,000.00 260,909.18 8.99% 09/01/2006 360
121908271 260,000.00 259,356.69 8.45% 09/01/2006 360
121908941 100,000.00 99,739.67 8.20% 09/01/2006 360
121910566 240,000.00 239,888.86 8.25% 09/01/2006 360
121911259 470,000.00 469,889.66 9.99% 09/01/2006 360
121921779 305,850.00 305,850.00 8.50% 09/01/2006 360
121925572 47,920.00 47,800.22 8.40% 09/01/2006 360
121926562 112,000.00 111,708.43 8.20% 09/01/2006 360
121931174 568,000.00 567,650.63 7.50% 09/01/2006 360
121936371 92,500.00 92,282.56 8.70% 09/01/2006 360
121936603 336,000.00 335,116.36 8.15% 09/01/2006 360
121942205 81,600.00 81,600.00 8.00% 09/01/2006 360
121943559 592,000.00 590,208.34 7.45% 09/01/2006 360
121946792 628,000.00 628,000.00 8.95% 09/01/2006 360
121956403 424,000.00 423,659.82 9.25% 09/01/2006 360
121957419 315,000.00 314,392.30 9.65% 09/01/2006 360
121957641 880,000.00 880,000.00 7.65% 09/01/2006 360
Total:
19
6,317,365.98
6,323,370.00

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 2
50 13,504,526.00 12,741,177.33 0.00 993,953,563.26
TOTAL:
50
13,504,526.00
12,741,177.33
0.00
1.28%
98.72%
2
Prepayment 1.28%
Liquidation 0.00%
Beginning Balance 98.72%
Total: 100.00%
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121345623 190,400.00 189,757.80 189,594.94 0.00 0.00 0.00 Voluntary PIF
11/13/2006
162.86 6.900%
0.00
121346852 318,750.00 318,462.08 318,388.77 0.00 0.00 0.00 Voluntary PIF
11/03/2006
73.31 8.850%
0.00
121358071 452,178.00 451,676.89 451,549.48 0.00 0.00 0.00 Voluntary PIF
11/02/2006
127.41 8.150%
0.00
121900328 255,000.00 254,608.36 254,475.85 0.00 0.00 0.00 Voluntary PIF
11/16/2006
132.51 9.350%
0.00
121901144 413,500.00 412,545.54 412,223.48 0.00 0.00 0.00 Voluntary PIF
11/07/2006
322.06 7.350%
0.00
121901615 270,750.00 270,307.62 270,157.93 0.00 0.00 0.00 Voluntary PIF
11/28/2006
149.69 9.050%
0.00
121901730 860,000.00 860,000.00 860,000.00 0.00 0.00 0.00 Voluntary PIF
11/30/2006
0.00 7.999%
0.00
121903173 204,000.00 204,000.00 204,000.00 0.00 0.00 0.00 Voluntary PIF
11/15/2006
0.00 6.875%
1,870.00
121904353 185,350.00 185,329.93 185,324.79 0.00 0.00 0.00 Voluntary PIF
11/22/2006
5.14 11.900%
8,821.95
121905996 267,840.00 267,697.59 267,649.35 0.00 0.00 0.00 Voluntary PIF
11/07/2006
48.24 9.650%
0.00
121908842 750,500.00 366.49 366.49 0.00 0.00 0.00 Voluntary PIF
11/09/2006
0.00 9.150%
0.00
121909436 119,500.00 119,500.00 119,500.00 0.00 0.00 0.00 Voluntary PIF
11/03/2006
0.00 9.100%
1,195.00
121910590 473,600.00 473,477.32 473,435.81 0.00 0.00 0.00 Voluntary PIF
11/29/2006
41.51 9.000%
0.00
121911507 103,800.00 103,621.40 103,560.99 0.00 0.00 0.00 Voluntary PIF
11/16/2006
60.41 8.800%
3,108.64
121912265 201,000.00 200,624.51 200,497.59 0.00 0.00 0.00 Voluntary PIF
11/17/2006
126.92 8.400%
0.00
121913826 467,500.00 467,392.33 467,355.88 0.00 0.00 0.00 Voluntary PIF
11/28/2006
36.45 9.300%
0.00
121913966 308,000.00 308,000.00 308,000.00 0.00 0.00 0.00 Voluntary PIF
11/27/2006
0.00 7.850%
9,671.20
121915896 157,500.00 157,381.63 157,368.24 0.00 0.00 0.00 Voluntary PIF
11/16/2006
13.39 9.200%
5,788.70
121916217 450,000.00 449,653.37 449,536.20 0.00 0.00 0.00 Voluntary PIF
11/15/2006
117.17 8.400%
0.00
121918346 571,200.00 571,200.00 571,200.00 0.00 0.00 0.00 Voluntary PIF
11/02/2006
0.00 7.900%
0.00
121921126 157,600.00 157,438.14 157,383.52 0.00 0.00 0.00 Voluntary PIF
11/14/2006
54.62 7.400%
4,723.14
121921209 135,500.00 135,400.10 135,366.33 0.00 0.00 0.00 Voluntary PIF
11/21/2006
33.77 8.550%
0.00
121922256 165,000.00 164,761.97 164,681.43 0.00 0.00 0.00 Voluntary PIF
11/06/2006
80.54 9.650%
0.00

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121922959 177,500.00 177,400.00 177,400.00 0.00 0.00 0.00 Voluntary PIF
11/15/2006
0.00 8.850%
2,093.32
121923049 270,000.00 269,493.00 269,321.64 0.00 0.00 0.00 Voluntary PIF
11/06/2006
171.36 8.375%
0.00
121924799 207,000.00 206,999.25 206,999.25 0.00 0.00 0.00 Voluntary PIF
11/21/2006
0.00 10.050%
0.00
121927677 177,600.00 177,257.91 177,142.31 0.00 0.00 0.00 Voluntary PIF
11/06/2006
115.60 8.250%
0.00
121929707 230,000.00 230,000.00 230,000.00 0.00 0.00 0.00 Voluntary PIF
11/01/2006
0.00 8.250%
0.00
121929988 89,500.00 89,500.00 89,500.00 0.00 0.00 0.00 Voluntary PIF
11/21/2006
0.00 9.000%
0.00
121931299 208,250.00 208,250.00 208,250.00 0.00 0.00 0.00 Voluntary PIF
11/21/2006
0.00 9.200%
0.00
121932784 475,000.00 474,888.44 474,850.68 0.00 0.00 0.00 Voluntary PIF
11/21/2006
37.76 9.250%
0.00
121936082 152,000.00 152,000.01 151,871.69 0.00 0.00 0.00 Repurchase 128.32 6.850%
0.00
121936140 252,700.00 252,328.09 252,202.14 0.00 0.00 0.00 Voluntary PIF
11/17/2006
125.95 9.550%
0.00
121936769 400,000.00 399,188.52 398,914.41 0.00 0.00 0.00 Voluntary PIF
11/01/2006
274.11 7.999%
0.00
121936959 62,640.00 62,640.00 62,640.00 0.00 0.00 0.00 Voluntary PIF
11/07/2006
0.00 7.550%
1,891.73
121938773 147,000.00 146,696.06 146,593.41 0.00 0.00 0.00 Voluntary PIF
11/14/2006
102.65 7.900%
0.00
121940225 157,250.00 157,250.00 157,250.00 0.00 0.00 0.00 Voluntary PIF
11/17/2006
0.00 9.750%
0.00
121942817 136,000.00 135,724.09 135,630.89 0.00 0.00 0.00 Voluntary PIF
11/03/2006
93.20 7.999%
0.00
121943815 330,000.00 329,260.67 329,011.14 0.00 0.00 0.00 Voluntary PIF
11/22/2006
249.53 7.500%
0.00
121944532 152,000.00 151,926.08 151,901.14 0.00 0.00 0.00 Voluntary PIF
11/14/2006
24.94 7.350%
4,468.08
121946420 136,000.00 136,000.00 136,000.00 0.00 0.00 0.00 Voluntary PIF
11/22/2006
0.00 8.100%
1,360.00
121946511 109,000.00 108,878.13 108,836.87 0.00 0.00 0.00 Voluntary PIF
11/27/2006
41.26 10.850%
0.00
121950158 96,000.00 96,000.00 96,000.00 0.00 0.00 0.00 Voluntary PIF
11/21/2006
0.00 8.300%
0.00
121953103 510,868.00 510,865.14 510,865.14 0.00 0.00 0.00 Voluntary PIF
11/16/2006
0.00 8.400%
0.00
121953566 180,200.00 179,934.77 179,844.95 0.00 0.00 0.00 Voluntary PIF
11/29/2006
89.82 9.550%
0.00
121955595 267,000.00 266,606.85 266,473.77 0.00 0.00 0.00 Voluntary PIF
11/17/2006
133.08 9.550%
0.00
121955728 150,000.00 149,696.03 149,593.35 0.00 0.00 0.00 Voluntary PIF
11/27/2006
102.68 8.000%
4,790.27
121956023 188,000.00 188,000.00 188,000.00 0.00 0.00 0.00 Voluntary PIF
11/22/2006
0.00 8.500%
0.00
121957252 224,550.00 224,488.34 224,467.48 0.00 0.00 0.00 Voluntary PIF
11/29/2006
20.86 8.850%
2,648.96
121957997 540,000.00 540,000.00 540,000.00 0.00 0.00 0.00 Voluntary PIF
11/20/2006
0.00 8.650%
0.00
Total:
50
13,504,526.00
12,744,474.45
3,297.12
12,741,177.33
0.00
0.00
0.00
52,430.99

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #